Nature of operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations	Nature of operations North American Construction Group Ltd. ("NACG" or the “Company”), was formed under the Canada Business Corporations Act. The Company and its predecessors have been operating continuously since 1953 primarily in western Canada but also in other parts of Canada and the United States, providing a wide range of mining and heavy construction services to customers in the resource development and industrial construction sectors.